BUSINESS COMBINATIONS AND SALES - Schedule of Allocation for Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	$ 52,324		$ 37,055	$ 36,560
Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	(3,394)		$ (2,917)	$ (2,384)
MLSE Transaction
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	15,382
MLSE Transaction | Total intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	11,570
MLSE Transaction | Franchise rights
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	9,830
MLSE Transaction | Trademarks
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	1,364
MLSE Transaction | Ticket holder and sponsor relationships
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	356
MLSE Transaction | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	20
MLSE Transaction | Goodwill
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	3,812	$ 3,812
MLSE Transaction | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		15,390
MLSE Transaction | Gross carrying amount | Total intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		11,578
MLSE Transaction | Gross carrying amount | Franchise rights
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		9,830
MLSE Transaction | Gross carrying amount | Trademarks
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		1,364
MLSE Transaction | Gross carrying amount | Ticket holder and sponsor relationships
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		363
MLSE Transaction | Gross carrying amount | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		$ 21
MLSE Transaction | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	(8)
MLSE Transaction | Accumulated depreciation and amortisation | Total intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	(8)
MLSE Transaction | Accumulated depreciation and amortisation | Franchise rights
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	0
MLSE Transaction | Accumulated depreciation and amortisation | Trademarks
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	0
MLSE Transaction | Accumulated depreciation and amortisation | Ticket holder and sponsor relationships
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	(7)
MLSE Transaction | Accumulated depreciation and amortisation | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill	$ (1)